Convertible Debt: Allocation of the Proceeds of Promissory Note Table (Details) - USD ($)	Sep. 30, 2025	Aug. 01, 2025	Jun. 30, 2025
Details
Fair value of the warrants issued	$ 187,000	$ 187,000
Debt Instrument, Unamortized Discount	(30,833)	(37,000)
Promissory notes	$ 156,167	$ 150,000	$ 0